JPMorgan SmartRetirement 2065 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement 2065 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	724
Expense Example, with Redemption, 10 Years	1,616
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,573
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,246
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	851
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	$ 730